Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Total for PEOs (a)		Compensation Actually Paid to PEOs (b)				Value of Initial Fixed $100 Investment Based On:
Year	John Bissell ($)	Rich Riley ($)	John Bissell ($)	Rich Riley ($)	Average Summary Compensation Total for Non-PEO NEOs ($)(a)	Average Compensation Actually Paid to Non-PEO NEOs ($)(b)	Total Shareholder Return ($) (c)	Net Income ($) (d)
2024	761,936	422,794	999,925	389,799	563,731	993,092	12.81	(83,697,000)
2023(1)	810,567	915,657	(2,173,779)	(2,428,667)	951,484	33,781	8.37	23,798,000
2022	1,957,115	2,059,799	(1,330,584)	(941,438)	1,048,856	754,461	46.15	78,569,000

Company Selected Measure Name	Cumulative total shareholder return
Named Executive Officers, Footnote
(a) The amounts reflect the summary compensation table (“SCT”) totals for the PEOs and the average of the summary compensation totals for the Non-PEO NEOs. The PEOs and Non-PEO NEOs included in the columns reflect the following:

Year	PEOs	Non-PEO NEOs
2024	John Bissell, Rich Riley	Matt Plavan, Joshua Lee
2023	John Bissell, Rich Riley	Matt Plavan, Joshua Lee
2022	John Bissell, Rich Riley	Nate Whaley, Stephen Galowitz, Joshua Lee

Peer Group Issuers, Footnote	(d) Represents the amount of net income reflected in the Company’s audited financial statements for each applicable fiscal year.
Adjustment To PEO Compensation, Footnote	These columns represent the CAP by adjusting the named executive officer’s total compensation for certain amounts relating to equity awards, as follows:
Fair value or change in fair value, as applicable, of equity awards included in the CAP columns was determined by (i) RSU awards, closing price on applicable year-end dates or, in the case of vesting dates, the actual vesting price, (ii) PSU awards, the same valuation methodology as RSU awards above except year-end and vesting date values are multiplied by the probability of achievement as of each such date, (iii) stock options, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s) or, in the case of vesting date, the actual vesting price and probability of achievement.
For the portion of CAP that is based on year-end stock prices, the following prices were used: for 2024 $1.28, 2023 $0.84 and 2022 $4.61.

(1)     In the Company’s definitive proxy statement filed on March 22, 2024, the Company incorrectly disclosed that for fiscal year 2023 the Average Compensation Actually Paid to Non-PEO NEOs was $494,410, which inadvertently included vested RSUs and stock options for our former Chief Financial Officer, Nate Whaley, however, such RSUs and stock options did not vest and were forfeited as of December 31, 2023 and should not have been included in the calculation.

	2024
2024 “Compensation Actually Paid” to each PEO	John Bissell	Rich Riley
Total reported in 2024 SCT	$761,936	$422,794
Less: value of stock and option award reported in SCT	(447,300)	—
Plus: Year-end value of awards granted in 2024 that are unvested and outstanding as of the end of 2024*	576,000	—
Plus: Change in fair value (from prior year-end) of prior year awards that are outstanding and unvested as of the end of 2024*	310,976	364,800
Plus: Fair value as of the vesting date of awards that were granted and vested in 2024*	—	—
Plus: Change in fair value (from prior year-end) as of the vesting date of prior year awards that vested in 2024*	(201,687)	(397,795)
Less: Prior year fair value of prior year awards that failed to meet applicable vesting conditions in 2024*	—	—
Total adjustments	237,989	(32,995)
Compensation Actually Paid for fiscal year 2024	$999,925	$389,799
______________________
*     The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

The average “Compensation Actually Paid” to the Non-PEO NEOs	2024
Average total reported in SCT	$563,731
Less: Average value of stock and option award reported in SCT	(231,602)
Plus: Average year-end value of awards granted in the covered year that are unvested and outstanding as of the end of the covered year*	298,240
Plus: Average change in fair value (from prior year-end) of prior year awards that are outstanding and unvested as of the end of the covered year*	295,369
Plus: Average fair value as of the vesting date of awards that were granted and vested in the covered year*	—
Plus: Average change in fair value (from prior year-end) as of the vesting date of prior year awards that vested in the covered year*	67,354
Less: Average prior year fair value of prior year awards that failed to meet applicable vesting conditions in the covered year*	—
Total adjustments	429,361
Average Compensation Actually Paid	$993,092

Non-PEO NEO Average Total Compensation Amount	$ 563,731	$ 951,484	$ 1,048,856
Non-PEO NEO Average Compensation Actually Paid Amount	$ 993,092	33,781	754,461
Adjustment to Non-PEO NEO Compensation Footnote	These columns represent the CAP by adjusting the named executive officer’s total compensation for certain amounts relating to equity awards, as follows:
Fair value or change in fair value, as applicable, of equity awards included in the CAP columns was determined by (i) RSU awards, closing price on applicable year-end dates or, in the case of vesting dates, the actual vesting price, (ii) PSU awards, the same valuation methodology as RSU awards above except year-end and vesting date values are multiplied by the probability of achievement as of each such date, (iii) stock options, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s) or, in the case of vesting date, the actual vesting price and probability of achievement.
For the portion of CAP that is based on year-end stock prices, the following prices were used: for 2024 $1.28, 2023 $0.84 and 2022 $4.61.

(1)     In the Company’s definitive proxy statement filed on March 22, 2024, the Company incorrectly disclosed that for fiscal year 2023 the Average Compensation Actually Paid to Non-PEO NEOs was $494,410, which inadvertently included vested RSUs and stock options for our former Chief Financial Officer, Nate Whaley, however, such RSUs and stock options did not vest and were forfeited as of December 31, 2023 and should not have been included in the calculation.

	2024
2024 “Compensation Actually Paid” to each PEO	John Bissell	Rich Riley
Total reported in 2024 SCT	$761,936	$422,794
Less: value of stock and option award reported in SCT	(447,300)	—
Plus: Year-end value of awards granted in 2024 that are unvested and outstanding as of the end of 2024*	576,000	—
Plus: Change in fair value (from prior year-end) of prior year awards that are outstanding and unvested as of the end of 2024*	310,976	364,800
Plus: Fair value as of the vesting date of awards that were granted and vested in 2024*	—	—
Plus: Change in fair value (from prior year-end) as of the vesting date of prior year awards that vested in 2024*	(201,687)	(397,795)
Less: Prior year fair value of prior year awards that failed to meet applicable vesting conditions in 2024*	—	—
Total adjustments	237,989	(32,995)
Compensation Actually Paid for fiscal year 2024	$999,925	$389,799
______________________
*     The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

The average “Compensation Actually Paid” to the Non-PEO NEOs	2024
Average total reported in SCT	$563,731
Less: Average value of stock and option award reported in SCT	(231,602)
Plus: Average year-end value of awards granted in the covered year that are unvested and outstanding as of the end of the covered year*	298,240
Plus: Average change in fair value (from prior year-end) of prior year awards that are outstanding and unvested as of the end of the covered year*	295,369
Plus: Average fair value as of the vesting date of awards that were granted and vested in the covered year*	—
Plus: Average change in fair value (from prior year-end) as of the vesting date of prior year awards that vested in the covered year*	67,354
Less: Average prior year fair value of prior year awards that failed to meet applicable vesting conditions in the covered year*	—
Total adjustments	429,361
Average Compensation Actually Paid	$993,092

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 12.81	8.37	46.15
Net Income (Loss)	$ (83,697,000)	$ 23,798,000	$ 78,569,000
Company Selected Measure Amount	1.28	0.84	4.61
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description
(c) Cumulative total shareholder return is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period. The beginning of the measurement period for each of the fiscal years in the table is December 30, 2021 (which was the last trading day in 2021).

John Bissell [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 761,936	$ 810,567	$ 1,957,115
PEO Actually Paid Compensation Amount	999,925	(2,173,779)	(1,330,584)
Rich Riley [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	422,794	915,657	2,059,799
PEO Actually Paid Compensation Amount	389,799	$ (2,428,667)	$ (941,438)
PEO | John Bissell [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	237,989
PEO | John Bissell [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(447,300)
PEO | John Bissell [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	576,000
PEO | John Bissell [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	310,976
PEO | John Bissell [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | John Bissell [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(201,687)
PEO | John Bissell [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Rich Riley [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(32,995)
PEO | Rich Riley [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Rich Riley [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Rich Riley [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	364,800
PEO | Rich Riley [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Rich Riley [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(397,795)
PEO | Rich Riley [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	429,361
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(231,602)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	298,240
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	295,369
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	67,354
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0